Accounts payable and accrued liabilities (Details) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Gross Accrued liabilities	220,831	607,184
Trade payables, payroll withholdings and other	718,524	1,016,540
Accrued liabilities Current	939,355	1,623,724
Consultants and professional fees
Gross Accrued liabilities	105,000	114,640
Survey expenses
Gross Accrued liabilities		29,686
Board of Directors' fees
Gross Accrued liabilities		60,000
Wages and bonuses payable
Gross Accrued liabilities	9,331	351,780
Vacation pay
Gross Accrued liabilities	106,500	51,078